PREPAYMENT AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER ASSETS

	As of December 31,
	2025	2024
VAT receivable - current	$334,608	$348,112
Other receivables	227,519	43,824
Other receivables from well equipment - current	609,604	609,604
Consumables and spare parts	1,083,387	190,584
Prepaid expenses	70,798	48,533
Less: allowance on other receivables	(632,019)	(103,433)
Prepayment and other current assets	$1,693,897	$1,137,224

VAT receivable – non-current	1,534,521	1,294,611
Other receivables from well equipment – non-current	-	-
Deposit and others	136,933	133,682
Durable spare parts	-	185,145
Other non-current assets	1,671,454	1,613,438
Less: allowance on other receivables	(307,868)	(14,241)
Other non-current assets, net	$1,363,586	$1,599,197